Equity - Treasury shares (Details) R$ in Thousands		12 Months Ended
	Sep. 21, 2023 shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)		630,000,000		630,000,000
Treasury shares outstanding (in shares)		130,488,000		130,488,000
Authorized share capital | $				$ 50,000
Maximum Number of Shares Repurchased | R$		R$ 1,000,000
Repurchase of shares | R$		R$ 292,745	R$ 988,824
Class A common stock
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)		132,608		132,608
Treasury shares outstanding (in shares)		5,311,421,000		5,311,421,000	233,772,000
Repurchase of common stock shares during the period (in shares)	300,000,000	5,733,740,000
Proceeds from share repurchase program | R$		R$ 292,745
Class A common stock | Restricted share units (RSUs) [Member]
Disclosure of classes of share capital [line items]
Treasury shares outstanding (in shares)		375,531,000		375,531,000
Reclame Aqui | Class A common stock
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)		1,977,391		1,977,391
Treasury shares outstanding (in shares)		974,718		974,718
Authorized share capital | R$		R$ 281,359
Trampolin | Class A common stock
Disclosure of classes of share capital [line items]
Treasury shares outstanding (in shares)		16,641,000		16,641,000
Vitta corretora de seguros ltda. vitta group [Member] | Class A common stock
Disclosure of classes of share capital [line items]
Treasury shares outstanding (in shares)		824,000		824,000
Linx S.A. [Member] | Class A common stock
Disclosure of classes of share capital [line items]
Treasury shares outstanding (in shares)		132,607,000		132,607,000